ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES - Corporate Reorganization - Redemption of shares of Sofora (Details) - Sofora - WAI $ in Millions	1 Months Ended
	Mar. 31, 2017 USD ($) tranche shares	Mar. 31, 2017 ARS ($) tranche	Jun. 22, 2017 USD ($)	May 23, 2017 USD ($)
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Number of tranches for redemption of shares	2	2
Number of shares redeemed | shares	140,704,640
Payment for shares redeemed	$ 8,683,596	$ 141
Number of tranches for issuance of dividend certificate	2	2
Dividend payable | $	$ 461,316,404		$ 216,280,387	$ 245,036,017
Increase in amount of dividend per annum (as a percent)	2.00%
Redemption period from date of issuance of bond (in months)	36 months	36 months
Payment of bond value at the time of issuance (as a percent)	60.00%